RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DUE TO RELATED PARTIES TRANSACTION BALANCES

Name	March 31, 2024	March 31, 2023
Non-interest-bearing borrowings (1)
Ms. Xiameng Ding	$582,471	$82,554
Mr. Kwok Wai Man	5,037	3,243
	$587,508	$85,797
Payable to related party related to referral service
Mr. Kwok Wai Man	$1,400	-

Total due to related parties	$588,908	$85,797

(1)	As of March 31, 2024 and 2023, the balances of due to related parties were comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

SCHEDULE OF RELATED PARTIES TRANSACTIONS

	For the years ended March 31,
	2024	2023
Purchase of referral service (1)
Summit Planned Ltd	$-	$155,979
Mr. Kwok Wai Man	37,279	-
Total	$37,279	$155,979

Sale of investment in an affiliate (2)
Ms. Ding Xiameng	$-	$199,238
Total	$37,279	$199,238

(1)	The Company has entered into agreements with two related parties, Summit Planned Ltd and Mr. Kwok Wai Man, pursuant to which two related parties are obligated to facilitate the Company’s brokerage business by referring potential insurance policyholders to the Company and are entitled with the commissions for the insurance policies bought by those policyholders when become effective

(2)	The Company sold the 340,000 ordinary shares in SGI Group Limited to Ms. Xiameng Ding on June 15, 2022, the consideration of the shares is HKD 1,564,000(approximately $199,238).

Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DUE TO RELATED PARTIES TRANSACTION BALANCES
SCHEDULE OF RELATED PARTIES TRANSACTIONS